INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2013
INCOME TAXES [Abstract]
Schedule of Income Tax Provision
The provision for income taxes consists of the following as of September 30, 2013 and 2012:

	September 30,
	2013	2012
FEDERAL
Current	$-	$-
Deferred	-	-
STATE
Current	-	100
Deferred	-	-
TOTAL PROVISION	$-	$100

Schedule of Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities at September 30, 2013 and 2012 consist of the following temporary differences:

	September 30,
	2013	2012
DEFERRED TAX ASSETS
Current	$-	$-
Noncurrent
Net operating losses	1,166,327	336,029
Exploration costs	1,701,065	-
Differences in book/tax depreciation	0	0
Total noncurrent	$2,867,392	$336,029
Valuation Allowance	(2,867,392)	(336,029)
NET DEFERRED TAX ASSET	-	-
DEFERRED TAX LIABILITIES	-	-
NET DEFERRED TAXES	$-	$-

Summary of Federal Net Operating Loss Carryforwards
The following is a summary of federal net operating loss carryforwards and their expiration dates:

Amount	Expiration
$3,203	9/30/2024
7,695	9/30/2025
18,447	9/30/2026
16,876	9/30/2027
17,986	9/30/2028
8,596	9/30/2029
7, 713	9/30/2030
64,097	9/30/2031
513,914	9/30/2032
7,116,987	9/30/2033
$7,775,514	Total

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between income taxes at statutory tax rates (15%) and (20%) as of September 30, 2013 and 2012, respectively, and the actual income tax provision for continuing operations is as follows:

	September 30,
	2013	2012
Expected provision (based on statutory rate)	$(2,617,887)	$(307,455)
Effect of:
Increase in valuation allowance	2,531,363	307,152
State minimum tax, net of federal benefit	0	0
Non-deductible expense	2,541	303
Temporary differences due to depreciation	0	0
Rate Change	83,973	0

Total actual provision	$0	$0